Digital Assets - Schedule of Additional Information About ENA Digital Assets (Details) - ENA [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of ENA from exchange of USDT	6,149,900
Purchases of ENA from exchange of BTC	115,300
Purchases of ENA from exchange of ETH	172,400
Exchange of ENA into BTC	(2,632,100)
Exchange gain	1,121,100
Changes in fair value of ENA	(3,887,900)
Ending balance	$ 1,038,700